Schedule of Investments (unaudited)	iShares® Global Financials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.1%
ASX Ltd.	22,243	$1,257,277
Australia & New Zealand Banking Group Ltd.	321,220	4,892,408
Commonwealth Bank of Australia	195,416	12,208,912
Insurance Australia Group Ltd.	279,565	843,043
Macquarie Group Ltd.	41,917	4,772,498
Medibank Pvt Ltd.	321,463	723,027
National Australia Bank Ltd.	371,822	7,050,801
QBE Insurance Group Ltd.	175,060	1,471,008
Suncorp Group Ltd.	147,718	1,126,460
Westpac Banking Corp.	406,126	5,478,198
		39,823,632
Austria — 0.1%
Erste Group Bank AG	39,008	991,243
Belgium — 0.5%
Ageas SA/NV	20,965	924,401
Groupe Bruxelles Lambert SA	11,025	924,219
KBC Group NV	38,797	2,182,757
		4,031,377
Brazil — 0.3%
B3 SA - Brasil, Bolsa, Balcao	701,717	1,469,550
Banco do Brasil SA	162,246	1,034,838
		2,504,388
Canada — 9.1%
Bank of Montreal	77,293	7,432,666
Bank of Nova Scotia (The)	138,410	8,191,481
Brookfield Asset Management Inc., Class A	167,779	7,463,506
Canadian Imperial Bank of Commerce	104,539	5,076,704
Intact Financial Corp.	20,206	2,850,063
Manulife Financial Corp.	218,227	3,784,048
National Bank of Canada(a)	38,073	2,498,467
Power Corp. of Canada	65,134	1,675,915
Royal Bank of Canada	162,755	15,759,620
Sun Life Financial Inc.	68,447	3,136,268
Toronto-Dominion Bank (The)	209,083	13,710,920
		71,579,658
Chile — 0.1%
Banco de Chile	4,934,156	448,975
Banco Santander Chile, ADR	17,003	276,979
		725,954
China — 3.0%
Bank of China Ltd., Class H	8,936,000	3,570,568
China Construction Bank Corp., Class H	11,845,720	7,986,994
China Merchants Bank Co. Ltd., Class H	435,000	2,938,173
Industrial & Commercial Bank of China Ltd., Class H	7,679,000	4,581,667
Ping An Insurance Group Co. of China Ltd., Class H	687,000	4,728,788
		23,806,190
Colombia — 0.0%
Bancolombia SA, ADR	12,954	399,372
Denmark — 0.3%
Danske Bank A/S	78,310	1,114,563
Tryg A/S	41,912	944,273
		2,058,836
Finland — 0.7%
Nordea Bank Abp	382,129	3,375,544
Security	Shares	Value

Finland (continued)
Sampo OYJ, Class A	56,131	$2,452,987
		5,828,531
France — 1.9%
AXA SA	227,662	5,200,148
BNP Paribas SA	130,043	6,220,211
Credit Agricole SA	150,080	1,383,582
SCOR SE	18,430	396,965
Societe Generale SA	89,393	1,976,452
		15,177,358
Germany — 2.6%
Allianz SE, Registered	46,784	8,968,968
Commerzbank AG(b)	112,887	800,948
Deutsche Bank AG, Registered	241,610	2,123,196
Deutsche Boerse AG	21,819	3,663,992
Hannover Rueck SE	7,229	1,054,384
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	15,972	3,778,134
		20,389,622
Hong Kong — 2.8%
AIA Group Ltd.	1,379,600	15,074,288
Hong Kong Exchanges & Clearing Ltd.	137,200	6,785,396
		21,859,684
Italy — 1.3%
Assicurazioni Generali SpA	140,532	2,244,684
FinecoBank Banca Fineco SpA	70,962	851,300
Intesa Sanpaolo SpA	1,995,559	3,734,627
Mediobanca Banca di Credito Finanziario SpA	85,563	742,056
UniCredit SpA	247,005	2,360,464
		9,933,131
Japan — 4.4%
Dai-ichi Life Holdings Inc.	119,000	2,200,950
Daiwa Securities Group Inc.	161,100	721,346
Japan Exchange Group Inc.	63,900	926,207
Mitsubishi UFJ Financial Group Inc.	1,449,000	7,752,220
Mizuho Financial Group Inc.	296,510	3,375,741
MS&AD Insurance Group Holdings Inc.	54,100	1,658,889
Nomura Holdings Inc.	353,600	1,284,665
ORIX Corp.	137,900	2,311,181
Resona Holdings Inc.	270,200	1,010,686
Sompo Holdings Inc.	40,100	1,771,134
Sumitomo Mitsui Financial Group Inc.	158,100	4,699,537
Sumitomo Mitsui Trust Holdings Inc.	44,027	1,360,697
T&D Holdings Inc.	62,500	748,159
Tokio Marine Holdings Inc.	78,100	4,554,163
		34,375,575
Malta — 0.0%
BGP Holdings PLC(b)(c)	608,993	6
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	281,837	1,572,076
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(d)	48,787	548,198
Aegon NV	161,224	694,332
Euronext NV(d)	11,821	969,473
EXOR NV	13,963	872,547
ING Groep NV	447,079	4,404,443
NN Group NV	34,778	1,575,195
		9,064,188

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
DNB Bank ASA	103,215	$1,868,559
Peru — 0.1%
Credicorp Ltd.	7,410	888,533
Singapore — 1.5%
DBS Group Holdings Ltd.	206,900	4,427,121
Oversea-Chinese Banking Corp. Ltd.	458,100	3,757,815
United Overseas Bank Ltd.	176,700	3,338,238
		11,523,174
South Korea — 0.4%
KB Financial Group Inc., ADR(b)	46,013	1,711,684
Shinhan Financial Group Co. Ltd.	100	2,867
Shinhan Financial Group Co. Ltd., ADR(a)	61,500	1,756,440
		3,470,991
Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	779,571	3,541,261
Banco Santander SA	1,985,778	5,618,585
CaixaBank SA	499,774	1,750,234
		10,910,080
Sweden — 1.3%
EQT AB	32,505	668,076
Industrivarden AB, Class A	22,459	507,729
Industrivarden AB, Class C	19,637	438,971
Investor AB, Class B	209,902	3,461,653
Kinnevik AB, Class B(b)	27,973	452,777
Skandinaviska Enskilda Banken AB, Class A	184,499	1,817,654
Svenska Handelsbanken AB, Class A	176,481	1,514,896
Swedbank AB, Class A	107,264	1,360,386
		10,222,142
Switzerland — 3.2%
Baloise Holding AG, Registered	5,525	904,405
Credit Suisse Group AG, Registered	292,661	1,670,465
Julius Baer Group Ltd.	25,360	1,176,452
Partners Group Holding AG	2,663	2,404,947
Swiss Life Holding AG, Registered	3,651	1,782,299
Swiss Re AG	32,871	2,551,380
UBS Group AG, Registered	423,989	6,854,516
Zurich Insurance Group AG	17,231	7,513,979
		24,858,443
Taiwan — 0.7%
Cathay Financial Holding Co. Ltd.	1,016,000	1,739,768
CTBC Financial Holding Co. Ltd.	2,244,000	1,898,089
Fubon Financial Holding Co. Ltd.	911,000	1,832,338
		5,470,195
United Kingdom — 5.7%
3i Group PLC	113,954	1,544,512
abrdn PLC	249,087	486,206
Admiral Group PLC	31,774	869,977
Aviva PLC, NVS	330,121	1,617,020
Barclays PLC	1,810,049	3,384,714
Direct Line Insurance Group PLC	151,748	465,781
Hargreaves Lansdown PLC	41,981	405,051
HSBC Holdings PLC	2,348,151	15,339,347
Intermediate Capital Group PLC	34,211	546,950
Legal & General Group PLC	706,143	2,064,461
Lloyds Banking Group PLC	8,096,352	4,165,626
London Stock Exchange Group PLC	37,866	3,533,339
M&G PLC	303,821	720,275
Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC	636,458	$1,694,099
Phoenix Group Holdings PLC	98,829	712,018
Prudential PLC	314,516	3,912,337
Schroders PLC	14,623	477,693
St. James’s Place PLC	62,851	845,681
Standard Chartered PLC	283,418	2,139,633
		44,924,720
United States — 50.6%
Aflac Inc.	66,948	3,704,233
Allstate Corp. (The)	31,749	4,023,551
American Express Co.	69,878	9,686,488
American International Group Inc.	90,901	4,647,768
Ameriprise Financial Inc.	12,599	2,994,530
Aon PLC, Class A	24,313	6,556,730
Arthur J Gallagher & Co.	24,522	3,998,067
Assurant Inc.	6,400	1,106,240
Bank of America Corp.	814,665	25,360,521
Bank of New York Mellon Corp. (The)	84,726	3,533,921
Berkshire Hathaway Inc., Class B(b)	208,216	56,847,132
BlackRock Inc.(e)	16,333	9,947,450
Brown & Brown Inc.	27,173	1,585,273
Capital One Financial Corp.	45,124	4,701,470
Cboe Global Markets Inc.	12,246	1,386,125
Charles Schwab Corp. (The)	173,743	10,977,083
Chubb Ltd.	48,682	9,569,908
Cincinnati Financial Corp.	17,322	2,060,972
Citigroup Inc.	222,939	10,252,965
Citizens Financial Group Inc.	56,369	2,011,810
CME Group Inc.	41,159	8,425,247
Comerica Inc.	15,229	1,117,504
Discover Financial Services	32,175	3,043,111
Everest Re Group Ltd.	4,564	1,279,198
FactSet Research Systems Inc.	4,357	1,675,571
Fifth Third Bancorp.	78,875	2,650,200
First Republic Bank/CA	20,864	3,008,589
Franklin Resources Inc.	32,508	757,761
Globe Life Inc.	10,441	1,017,684
Goldman Sachs Group Inc. (The)	39,658	11,779,219
Hartford Financial Services Group Inc. (The)	37,682	2,465,533
Huntington Bancshares Inc./OH	168,311	2,024,781
Intercontinental Exchange Inc.	64,126	6,030,409
Invesco Ltd.	39,504	637,200
JPMorgan Chase & Co.	338,023	38,064,770
KeyCorp	107,783	1,857,101
Lincoln National Corp.	18,571	868,566
Loews Corp.	23,321	1,382,002
M&T Bank Corp.	20,841	3,321,847
MarketAxess Holdings Inc.	4,377	1,120,556
Marsh & McLennan Companies Inc.	57,669	8,953,112
MetLife Inc.	79,122	4,968,070
Moody’s Corp.	18,445	5,016,487
Morgan Stanley.	160,436	12,202,762
MSCI Inc.	9,435	3,888,635
Nasdaq Inc.	13,240	2,019,630
Northern Trust Corp.	23,799	2,296,128
PNC Financial Services Group Inc. (The)	47,376	7,474,512
Principal Financial Group Inc.	27,193	1,816,220
Progressive Corp. (The)	66,923	7,781,137
Prudential Financial Inc.	42,884	4,103,141
Raymond James Financial Inc.	22,273	1,991,429

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regions Financial Corp.	106,654	$1,999,763
S&P Global Inc.	39,827	13,424,089
Signature Bank/New York NY	7,450	1,335,115
State Street Corp.	42,328	2,609,521
SVB Financial Group(b)	6,865	2,711,606
Synchrony Financial	57,392	1,585,167
T Rowe Price Group Inc.	25,680	2,917,505
Travelers Companies Inc. (The)	27,376	4,630,103
Truist Financial Corp.	152,873	7,250,766
U.S. Bancorp.	155,246	7,144,421
W R Berkley Corp.	24,216	1,652,984
Wells Fargo & Co.	436,157	17,084,270
Willis Towers Watson PLC	12,797	2,526,000
Zions Bancorp. NA	16,980	864,282
		397,725,941

Total Common Stocks — 98.7%
(Cost: $965,892,591)		775,983,599

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, ADR	600,769	1,958,507
Itau Unibanco Holding SA, Preference Shares, ADR	565,487	2,420,284
Itausa SA, Preference Shares, NVS	544,547	867,787
		5,246,578
Total Preferred Stocks — 0.7%
(Cost: $7,773,403)		5,246,578

Total Long-Term Investments — 99.4%
(Cost: $973,665,994)		781,230,177
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(e)(f)(g)	2,800,289	$2,800,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(e)(f)	1,100,000	1,100,000

Total Short-Term Securities — 0.5%
(Cost: $3,900,029)		3,900,010

Total Investments in Securities — 99.9%
(Cost: $977,566,023)		785,130,187

Other Assets Less Liabilities — 0.1%		1,025,196

Net Assets — 100.0%		$786,155,383

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,641	$2,779,328	(a)	$—		$60	$(19)	$2,800,010	2,800,289	$1,035	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,000,000	—		(900,000	)(a)	—	—	1,100,000	1,100,000	2,288		—
BlackRock Inc.	15,373,572	—		(2,443,599)		(883,130)	(2,099,393)	9,947,450	16,333	85,566		—
						$(883,070)	$(2,099,412)	$13,847,460		$88,889		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	32	09/16/22	$3,105	$(77,552)
Euro STOXX 50 Index	22	09/16/22	796	(9,874)
FTSE 100 Index	9	09/16/22	782	(2,011)
				$(89,437)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$478,864,046	$297,119,547	$6	$775,983,599
Preferred Stocks	5,246,578	—	—	5,246,578
Money Market Funds	3,900,010	—	—	3,900,010
	$488,010,634	$297,119,547	$6	$785,130,187
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(77,552)	$(11,885)	$—	$(89,437)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4